Financial Instruments and Risk Management (Tables)	9 Months Ended
Jul. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value	Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of July 31, 2024, as follows:
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance July 31, 2024
Derivative warrants liability	$–	$–	$4,314,223	$4,314,223
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2023
Short-term investment	$86,112	$–	$–	$86,112
Derivative warrants liability	–	–	4,310,379	4,310,379

Schedule of Foreign Currency Exchange Risk on Net Working Capital	A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of July 31, 2024.
Cash and cash equivalents	$75,440
Other receivables	62,380
Accounts payable and accrued liabilities	(105,839)
Due to related parties	(38,577)
Total foreign currency financial assets and liabilities	$(6,596)

Impact of a 10% strengthening or weakening of foreign exchange rate	$(660)

Schedule of Contractual Maturities of Financial Liabilities	The following amounts are the contractual maturities of financial liabilities as of July 31, 2024 and October 31, 2023:
July 31, 2024	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$276,744	$276,744	$–
Due to related parties	48,577	48,577	–
Lease liability	60,898	35,320	25,578
	$386,219	$360,641	$25,578
October 31, 2023	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$617,004	$617,004	$–
Due to related parties	42,433	42,433	–
	$659,437	$659,437	$–